NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
Brookfield Wealth Solutions Ltd. (“Brookfield Wealth Solutions”) is a Bermuda corporation incorporated on December 10, 2020 and governed by the laws of Bermuda. References in these financial statements to “we”, “our”, “us” or “the Company” refer to Brookfield Wealth Solutions and its subsidiaries, whereas references to “Brookfield” refer to Brookfield Corporation and its subsidiaries. The Company’s class A exchangeable shares are listed on the New York Stock Exchange (“NYSE”) and the Toronto Stock Exchange (“TSX”) under the symbol “BNT”. Our operations are located primarily in Bermuda, the United States (“U.S.”), Canada, the Cayman Islands and the United Kingdom (“U.K.”). The Company’s registered head office address is Ideation House, First Floor, 94 Pitts Bay Road, Pembroke, HM08, Bermuda.
Our company is focused on securing the financial futures of individuals and institutions through a range of retirement services, wealth protection products and tailored capital solutions. Through our direct 100% ownership interest in BAM Re Holdings Ltd. (“BAM Re Holdings”), we hold the interest in our operating subsidiaries, which are: American National Group Inc. (“ANGI”), Argo Group International Holdings, Inc. (“Argo”), Blumont Annuity Company (“BAC Canada”), Blumont Annuity Company UK Ltd. (“BAC UK”), North End Re Ltd. (“NER Ltd.”) and North End Re (Cayman) SPC (“NER SPC”). The Company’s reporting segments are Annuities, Property and Casualty (“P&C”), Life Insurance and Corporate and Other. For segment information, refer to Note 27.